Property, Plant and Equipment, Intangible Assets and Goodwill - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) Locomotives
Disclosure of detailed information about intangible assets [line items]
Final value growth rate	3.75%
Description of agreement related to intangible assets	The concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years.
Recoverable value	R$ 82,995
Book value of property, plant and equipment and intangible assets	R$ 155,443
Weighted average cost of capital percentage	9.30%
Percentage of increase in discount rate	6.30%
Impairment of assets and goodwill	R$ 72,448
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate (WACC)	8.28%
Provision for impairment	R$ 72,448
Discounted cash flow [member]
Disclosure of detailed information about intangible assets [line items]
Description of cash flow estimated period	Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows as it reflects the estimated time of use of the asset and business groups.
Rumo S.A. [member] | Logistics segment [member]
Disclosure of detailed information about intangible assets [line items]
Number of locomotives | Locomotives	200